PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment US$‘000	Total US$‘000
Cost
At January 1, 2021	24,287	2,670	4,309	33,839	65,105
Additions	46	126	144	1,392	1,708
Disposals or retirements	-	(186)	(255)	(2,410)	(2,851)
Exchange adjustments	1	(18)	2	(484)	(499)

At December 31, 2021	24,334	2,592	4,200	32,337	63,463

At January 1, 2022	24,334	2,592	4,200	32,337	63,463
Additions	379	93	362	1,100	1,934
Disposals or retirements	-	-	(25)	(42)	(67)
Reallocations/ reclassifications	-	-	(2)	2	-
Exchange adjustments	(31)	16	5	286	276

At December 31, 2022	24,682	2,701	4,540	33,683	65,606

Accumulated amortisation and Impairment losses
At January 1, 2021	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)
Charge for the year	(628)	(149)	(115)	(974)	(1,866)
Disposals or retirements	-	186	255	2,410	2,851
Impairment losses	(1,196)	(279)	(98)	(935)	(2,508)
Exchange adjustments	21	(5)	(46)	566	536

At December 31, 2021	(21,432)	(2,131)	(3,950)	(30,032)	(57,545)

At January 1, 2022	(21,432)	(2,131)	(3,950)	(30,032)	(57,545)
Charge for the year	(414)	(133)	(214)	(649)	(1,410)
Disposals or retirements	-	-	22	43	65
Impairment losses	(48)	(4)	(31)	(650)	(733)
Exchange adjustments	9	(16)	(5)	(289)	(301)

At December 31, 2022	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)
Carrying amounts
At December 31, 2022	2,797	417	362	2,106	5,682

At December 31, 2021	2,902	461	250	2,305	5,918

Schedule Of Additional Information On Right Of Use Assets

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022
	US$000	US$000	US$000
Buildings	2,482	(398)	(48)
Computer equipment	217	(40)	-
Plant and Equipment, vehicles	-	(17)	(200)

	2,699	(455)	(248)

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021
	US$000	US$000	US$000
Buildings	2,549	(609)	(1,089)
Computer equipment	23	(5)	-
Plant and Equipment, vehicles	-	-	-

	2,572	(614)	(1,089)

Schedule of income from sub-letting right-of-use buildings

Right-of-Use assets at 31 December 2022	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	9	1 to 11	5	2	-	-	-
Vehicle	20	0.4 to 3	2	-	20	-	20
I.T. and office equipment	5	4	4	-	-	-	-

Right-of-Use assets at 31 December 2021	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	11	1 to 12	3	1	-	2	-
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	2	1 to 5	4	-	-	-	-